PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 99.3%
Aerospace & Defense — 1.5%
AAR Corp.*	32,321	$1,346,170
Aerojet Rocketdyne Holdings, Inc.(a)	70,375	3,304,810
AeroVironment, Inc.*	21,984	2,551,463
Cubic Corp.	30,983	2,310,402
Kaman Corp.	27,042	1,386,984
Moog, Inc. (Class A Stock)	28,644	2,381,748
National Presto Industries, Inc.	5,089	519,434
Park Aerospace Corp.	18,244	241,186
Triumph Group, Inc.*	50,870	934,991
		14,977,188
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	26,680	1,612,539
Echo Global Logistics, Inc.*	25,890	813,205
Forward Air Corp.	26,846	2,384,193
Hub Group, Inc. (Class A Stock)*	32,950	2,216,876
		7,026,813
Airlines — 0.7%
Allegiant Travel Co.*	12,864	3,139,588
Hawaiian Holdings, Inc.*	47,220	1,259,357
SkyWest, Inc.*	49,080	2,673,879
		7,072,824
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	110,440	1,066,850
Cooper Tire & Rubber Co.	49,170	2,752,537
Cooper-Standard Holdings, Inc.*	16,530	600,370
Dorman Products, Inc.*	27,930	2,866,735
Gentherm, Inc.*	32,200	2,386,342
LCI Industries	24,529	3,244,696
Motorcar Parts of America, Inc.*	18,410	414,225
Patrick Industries, Inc.	21,660	1,841,100
Standard Motor Products, Inc.	19,599	814,926
		15,987,781
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	32,991	2,530,740
Banks — 9.9%
Allegiance Bancshares, Inc.	18,100	733,774
Ameris Bancorp	67,950	3,568,054
Banc of California, Inc.	43,430	785,214
BancFirst Corp.(a)	18,270	1,291,506
BankUnited, Inc.	90,600	3,981,870
Banner Corp.	34,260	1,827,086
Berkshire Hills Bancorp, Inc.	49,750	1,110,420
Boston Private Financial Holdings, Inc.	80,332	1,070,022
Brookline Bancorp, Inc.	76,132	1,141,980
Cadence BanCorp	121,320	2,514,964
Central Pacific Financial Corp.	27,390	730,765
City Holding Co.	15,404	1,259,739
Columbia Banking System, Inc.	69,918	3,012,767
Community Bank System, Inc.	52,346	4,015,985
Customers Bancorp, Inc.*	28,700	913,234
CVB Financial Corp.	124,470	2,749,542
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Dime Community Bancshares, Inc.	34,128	$1,028,618
Eagle Bancorp, Inc.	31,010	1,650,042
FB Financial Corp.	30,360	1,349,806
First Bancorp	27,790	1,208,865
First BanCorp. (Puerto Rico)	212,702	2,395,025
First Commonwealth Financial Corp.	93,720	1,346,756
First Financial Bancorp	94,913	2,277,912
First Hawaiian, Inc.	127,600	3,492,412
First Midwest Bancorp, Inc.(a)	111,740	2,448,223
Great Western Bancorp, Inc.	53,690	1,626,270
Hanmi Financial Corp.	29,816	588,270
Heritage Financial Corp.	35,000	988,400
Hilltop Holdings, Inc.(a)	63,260	2,159,064
Hope Bancorp, Inc.	120,154	1,809,519
Independent Bank Corp.	32,276	2,717,316
Independent Bank Group, Inc.	35,790	2,585,470
Investors Bancorp, Inc.(a)	219,450	3,223,721
National Bank Holdings Corp. (Class A Stock)	29,850	1,184,448
NBT Bancorp, Inc.	42,460	1,694,154
OFG Bancorp (Puerto Rico)(a)	50,100	1,133,262
Old National Bancorp	161,467	3,122,772
Pacific Premier Bancorp, Inc.	92,005	3,996,697
Park National Corp.(a)	13,900	1,797,270
Preferred Bank	13,280	845,670
Renasant Corp.	54,900	2,271,762
S&T Bancorp, Inc.	38,313	1,283,486
Seacoast Banking Corp. of Florida*	53,830	1,950,799
ServisFirst Bancshares, Inc.	45,860	2,812,594
Simmons First National Corp. (Class A Stock)	105,346	3,125,616
Southside Bancshares, Inc.	30,316	1,167,469
Tompkins Financial Corp.	11,884	982,807
Triumph Bancorp, Inc.*	22,060	1,707,223
United Community Banks, Inc.	84,547	2,884,744
Veritex Holdings, Inc.	48,180	1,576,450
Westamerica BanCorp	26,140	1,641,069
		98,780,903
Beverages — 0.4%
Celsius Holdings, Inc.*(a)	26,140	1,256,027
Coca-Cola Consolidated, Inc.(a)	4,550	1,313,949
MGP Ingredients, Inc.(a)	12,920	764,218
National Beverage Corp.(a)	22,730	1,111,724
		4,445,918
Biotechnology — 1.4%
Anika Therapeutics, Inc.*(a)	14,000	571,060
Coherus Biosciences, Inc.*(a)	62,400	911,664
Cytokinetics, Inc.*	69,300	1,611,918
Eagle Pharmaceuticals, Inc.*	11,320	472,497
Enanta Pharmaceuticals, Inc.*(a)	17,470	861,620
Myriad Genetics, Inc.*	73,320	2,232,594
REGENXBIO, Inc.*(a)	33,960	1,158,376
Spectrum Pharmaceuticals, Inc.*(a)	141,880	462,529
Vanda Pharmaceuticals, Inc.*	53,420	802,368
Vericel Corp.*(a)	44,880	2,493,084
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Xencor, Inc.*	56,500	$2,432,890
		14,010,600
Building Products — 2.1%
AAON, Inc.(a)	39,769	2,784,228
American Woodmark Corp.*	16,640	1,640,371
Apogee Enterprises, Inc.	25,308	1,034,591
Gibraltar Industries, Inc.*	31,838	2,913,495
Griffon Corp.	44,099	1,198,170
Insteel Industries, Inc.	18,740	577,942
PGT Innovations, Inc.*	57,880	1,461,470
Quanex Building Products Corp.	32,728	858,455
Resideo Technologies, Inc.*	139,510	3,941,158
UFP Industries, Inc.	59,762	4,532,350
		20,942,230
Capital Markets — 0.9%
Blucora, Inc.*	47,022	782,446
Brightsphere Investment Group, Inc.	58,040	1,182,855
Donnelley Financial Solutions, Inc.*	28,857	803,090
Greenhill & Co., Inc.	14,070	231,874
Piper Sandler Cos.	13,485	1,478,630
StoneX Group, Inc.*	16,160	1,056,541
Virtus Investment Partners, Inc.	6,980	1,643,790
Waddell & Reed Financial, Inc. (Class A Stock)	60,610	1,518,280
WisdomTree Investments, Inc.(a)	109,450	684,063
		9,381,569
Chemicals — 2.8%
AdvanSix, Inc.*	27,240	730,577
American Vanguard Corp.	25,888	528,374
Balchem Corp.	31,613	3,964,586
Ferro Corp.*	80,290	1,353,690
FutureFuel Corp.	25,120	364,994
GCP Applied Technologies, Inc.*	47,010	1,153,625
Hawkins, Inc.	18,340	614,757
HB Fuller Co.	50,788	3,195,073
Innospec, Inc.	23,980	2,462,506
Koppers Holdings, Inc.*	20,620	716,751
Kraton Corp.*	31,050	1,136,120
Livent Corp.*(a)	142,900	2,475,028
Quaker Chemical Corp.(a)	12,938	3,153,896
Rayonier Advanced Materials, Inc.*	61,560	558,349
Stepan Co.	20,910	2,657,870
Tredegar Corp.	24,905	373,824
Trinseo SA(a)	37,480	2,386,352
		27,826,372
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	65,413	3,336,717
Brady Corp. (Class A Stock)	47,262	2,526,154
CoreCivic, Inc.*(a)	116,600	1,055,230
Deluxe Corp.	40,990	1,719,941
Harsco Corp.*	76,900	1,318,835
HNI Corp.	41,831	1,654,834
Interface, Inc.	57,042	711,884
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	30,860	$1,220,513
Pitney Bowes, Inc.	168,900	1,391,736
Team, Inc.*	29,830	343,940
UniFirst Corp.	14,900	3,333,279
US Ecology, Inc.*(a)	30,680	1,277,515
Viad Corp.*	19,927	831,952
		20,722,530
Communications Equipment — 1.1%
ADTRAN, Inc.	46,910	782,459
Applied Optoelectronics, Inc.*(a)	23,490	196,376
CalAmp Corp.*	34,080	369,768
Comtech Telecommunications Corp.	25,299	628,427
Digi International, Inc.*	32,254	612,504
Extreme Networks, Inc.*	120,080	1,050,700
Harmonic, Inc.*(a)	98,154	769,527
NETGEAR, Inc.*(a)	29,806	1,225,027
Plantronics, Inc.*(a)	36,600	1,424,106
Viavi Solutions, Inc.*(a)	222,940	3,500,158
		10,559,052
Construction & Engineering — 1.0%
Aegion Corp.*	29,807	856,951
Arcosa, Inc.	46,960	3,056,626
Comfort Systems USA, Inc.	35,274	2,637,437
Granite Construction, Inc.(a)	44,510	1,791,528
Matrix Service Co.*	25,813	338,408
MYR Group, Inc.*	16,440	1,178,255
		9,859,205
Construction Materials — 0.1%
U.S. Concrete, Inc.*	15,600	1,143,792
Consumer Finance — 0.7%
Encore Capital Group, Inc.*(a)	30,530	1,228,222
Enova International, Inc.*	35,369	1,254,892
EZCORP, Inc. (Class A Stock)*	51,271	254,817
Green Dot Corp. (Class A Stock)*	52,690	2,412,675
PRA Group, Inc.*	44,427	1,646,909
World Acceptance Corp.*(a)	3,872	502,431
		7,299,946
Containers & Packaging — 0.3%
Myers Industries, Inc.	34,810	687,846
O-I Glass, Inc.*	153,550	2,263,327
		2,951,173
Distributors — 0.2%
Core-Mark Holding Co., Inc.	44,010	1,702,747
Diversified Consumer Services — 0.2%
American Public Education, Inc.*(a)	18,213	648,929
Perdoceo Education Corp.*(a)	68,220	815,912
Regis Corp.*(a)	23,570	296,039
		1,760,880
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	10,710	526,075

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Cincinnati Bell, Inc.*	49,460	$759,211
Cogent Communications Holdings, Inc.	41,300	2,839,788
Consolidated Communications Holdings, Inc.*	70,790	509,688
Vonage Holdings Corp.*	228,270	2,698,152
		7,332,914
Electrical Equipment — 0.5%
AZZ, Inc.	24,732	1,245,256
Encore Wire Corp.	20,101	1,349,380
Powell Industries, Inc.	8,592	291,011
Vicor Corp.*	20,761	1,765,308
		4,650,955
Electronic Equipment, Instruments & Components — 3.6%
Arlo Technologies, Inc.*	78,244	491,372
Badger Meter, Inc.(a)	28,434	2,646,352
Bel Fuse, Inc. (Class B Stock)	9,722	193,371
Benchmark Electronics, Inc.	35,410	1,094,877
CTS Corp.	31,514	978,825
Daktronics, Inc.*	35,648	223,513
ePlus, Inc.*	13,220	1,317,241
Fabrinet (Thailand)*	35,940	3,248,617
FARO Technologies, Inc.*	17,644	1,527,441
Insight Enterprises, Inc.*	34,315	3,274,337
Itron, Inc.*	43,250	3,834,113
Knowles Corp.*	89,380	1,869,830
Methode Electronics, Inc.	37,486	1,573,662
MTS Systems Corp.*	18,985	1,104,927
OSI Systems, Inc.*	16,360	1,572,196
PC Connection, Inc.	10,760	499,156
Plexus Corp.*	28,110	2,581,622
Rogers Corp.*	18,311	3,446,313
Sanmina Corp.*	63,300	2,619,354
ScanSource, Inc.*	24,803	742,850
TTM Technologies, Inc.*(a)	96,789	1,403,441
		36,243,410
Energy Equipment & Services — 1.4%
Archrock, Inc.	125,070	1,186,914
Bristow Group, Inc.*	22,587	584,552
Core Laboratories NV(a)	43,430	1,250,350
DMC Global, Inc.*(a)	15,070	817,698
Dril-Quip, Inc.*	34,500	1,146,435
Helix Energy Solutions Group, Inc.*(a)	137,710	695,436
Helmerich & Payne, Inc.	105,120	2,834,035
Nabors Industries Ltd.*	6,336	592,099
Oceaneering International, Inc.*	96,800	1,105,456
Oil States International, Inc.*	58,980	355,649
Patterson-UTI Energy, Inc.	183,010	1,304,861
ProPetro Holding Corp.*	79,300	845,338
RPC, Inc.*	56,380	304,452
US Silica Holdings, Inc.*(a)	72,300	888,567
		13,911,842
Entertainment — 0.2%
Glu Mobile, Inc.*	146,560	1,829,069
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Marcus Corp. (The)*(a)	22,758	$454,932
		2,284,001
Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	84,105	1,595,472
Agree Realty Corp.	61,880	4,165,143
Alexander & Baldwin, Inc.	70,560	1,184,702
American Assets Trust, Inc.	48,930	1,587,289
Armada Hoffler Properties, Inc.	57,690	723,433
Brandywine Realty Trust	166,320	2,147,191
CareTrust REIT, Inc.	93,465	2,176,332
Centerspace	12,700	863,600
Chatham Lodging Trust*	45,710	601,544
Community Healthcare Trust, Inc.	21,990	1,014,179
DiamondRock Hospitality Co.*	204,770	2,109,131
Diversified Healthcare Trust	232,270	1,110,251
Easterly Government Properties, Inc.(a)	80,040	1,659,229
Essential Properties Realty Trust, Inc.	104,220	2,379,343
Four Corners Property Trust, Inc.	74,199	2,033,053
Franklin Street Properties Corp.	93,792	511,166
GEO Group, Inc. (The)(a)	118,190	917,154
Getty Realty Corp.	35,824	1,014,536
Global Net Lease, Inc.	88,250	1,593,795
Hersha Hospitality Trust*	35,270	372,098
Independence Realty Trust, Inc.(a)	99,250	1,508,600
Industrial Logistics Properties Trust	63,620	1,471,531
Innovative Industrial Properties, Inc.(a)	23,420	4,219,347
iStar, Inc.(a)	72,000	1,280,160
Kite Realty Group Trust	82,152	1,584,712
Lexington Realty Trust	270,526	3,005,544
LTC Properties, Inc.	38,266	1,596,457
Mack-Cali Realty Corp.	84,010	1,300,475
National Storage Affiliates Trust	62,620	2,500,417
NexPoint Residential Trust, Inc.(a)	21,990	1,013,519
Office Properties Income Trust(a)	47,090	1,295,917
Retail Opportunity Investments Corp.	115,120	1,826,954
Retail Properties of America, Inc. (Class A Stock)(a)	209,170	2,192,102
RPT Realty	79,000	901,390
Safehold, Inc.(a)	14,080	987,008
Saul Centers, Inc.	12,630	506,589
SITE Centers Corp.	162,530	2,203,907
Summit Hotel Properties, Inc.*	103,020	1,046,683
Tanger Factory Outlet Centers, Inc.(a)	91,190	1,379,705
Uniti Group, Inc.	227,010	2,503,920
Universal Health Realty Income Trust	12,540	849,961
Urstadt Biddle Properties, Inc. (Class A Stock)	29,110	484,681
Washington Real Estate Investment Trust	82,420	1,821,482
Whitestone REIT	38,900	377,330
Xenia Hotels & Resorts, Inc.*	110,920	2,162,940
		69,779,972
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	30,064	823,152
Chefs’ Warehouse, Inc. (The)*(a)	31,230	951,266

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
PriceSmart, Inc.	22,770	$2,202,998
SpartanNash Co.(a)	35,126	689,523
United Natural Foods, Inc.*(a)	54,700	1,801,818
		6,468,757
Food Products — 1.1%
B&G Foods, Inc.(a)	63,050	1,958,333
Calavo Growers, Inc.	16,290	1,264,756
Cal-Maine Foods, Inc.*(a)	36,430	1,399,640
Fresh Del Monte Produce, Inc.	29,530	845,444
J & J Snack Foods Corp.	14,678	2,304,886
John B. Sanfilippo & Son, Inc.	8,680	784,412
Seneca Foods Corp. (Class A Stock)*	6,570	309,381
Simply Good Foods Co. (The)*(a)	82,100	2,497,482
		11,364,334
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	17,110	1,986,129
Northwest Natural Holding Co.	29,815	1,608,519
South Jersey Industries, Inc.(a)	98,084	2,214,737
		5,809,385
Health Care Equipment & Supplies — 3.0%
AngioDynamics, Inc.*	36,960	864,864
Cardiovascular Systems, Inc.*	39,190	1,502,545
CONMED Corp.	28,239	3,687,731
CryoLife, Inc.*	37,933	856,527
Cutera, Inc.*(a)	17,220	517,461
Glaukos Corp.*(a)	44,720	3,753,350
Heska Corp.*	9,710	1,635,747
Inogen, Inc.*	17,990	944,835
Integer Holdings Corp.*	32,164	2,962,304
Invacare Corp.(a)	33,372	267,643
Lantheus Holdings, Inc.*	65,250	1,394,392
LeMaitre Vascular, Inc.(a)	16,430	801,455
Meridian Bioscience, Inc.*	42,015	1,102,894
Merit Medical Systems, Inc.*	47,778	2,860,947
Mesa Laboratories, Inc.(a)	4,780	1,163,930
Natus Medical, Inc.*	32,955	843,978
OraSure Technologies, Inc.*(a)	69,800	814,566
Orthofix Medical, Inc.*	19,010	824,083
Surmodics, Inc.*	13,392	750,889
Tactile Systems Technology, Inc.*(a)	19,070	1,039,124
Varex Imaging Corp.*	38,150	781,694
Zynex, Inc.*(a)	19,000	290,130
		29,661,089
Health Care Providers & Services — 3.7%
Addus HomeCare Corp.*	14,720	1,539,565
AMN Healthcare Services, Inc.*	45,989	3,389,389
Community Health Systems, Inc.*	118,760	1,605,635
CorVel Corp.*	8,930	916,129
Covetrus, Inc.*	96,940	2,905,292
Cross Country Healthcare, Inc.*	33,793	422,074
Ensign Group, Inc. (The)	50,140	4,705,138
Fulgent Genetics, Inc.*(a)	17,240	1,665,729
Hanger, Inc.*	37,140	847,535
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Magellan Health, Inc.*	22,521	$2,099,858
MEDNAX, Inc.*(a)	83,470	2,125,981
ModivCare, Inc.*	12,090	1,790,771
Owens & Minor, Inc.(a)	71,640	2,692,948
Pennant Group, Inc. (The)*	24,795	1,135,611
R1 RCM, Inc.*	119,600	2,951,728
RadNet, Inc.*	41,750	908,062
Select Medical Holdings Corp.*	105,140	3,585,274
Tivity Health, Inc.*(a)	36,888	823,340
US Physical Therapy, Inc.(a)	12,580	1,309,578
		37,419,637
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*(a)	136,460	2,048,947
Computer Programs & Systems, Inc.(a)	12,356	378,094
HealthStream, Inc.*(a)	24,460	546,436
NextGen Healthcare, Inc.*	54,024	977,834
Omnicell, Inc.*(a)	41,982	5,452,202
Simulations Plus, Inc.(a)	14,850	939,114
Tabula Rasa HealthCare, Inc.*(a)	21,890	1,008,035
		11,350,662
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.*	22,602	1,312,724
Bloomin’ Brands, Inc.*(a)	78,240	2,116,392
Brinker International, Inc.*(a)	44,400	3,155,064
Cheesecake Factory, Inc. (The)*(a)	41,120	2,405,931
Chuy’s Holdings, Inc.*(a)	19,180	850,058
Dave & Buster’s Entertainment, Inc.*(a)	46,440	2,224,476
Dine Brands Global, Inc.*	16,225	1,460,737
El Pollo Loco Holdings, Inc.*(a)	18,480	297,898
Fiesta Restaurant Group, Inc.*	16,880	212,519
Monarch Casino & Resort, Inc.*	12,551	760,842
Red Robin Gourmet Burgers, Inc.*(a)	15,203	606,448
Ruth’s Hospitality Group, Inc.*	30,968	768,935
Shake Shack, Inc. (Class A Stock)*(a)	35,380	3,989,802
		20,161,826
Household Durables — 2.5%
Cavco Industries, Inc.*	8,370	1,888,356
Century Communities, Inc.*	28,310	1,707,659
Ethan Allen Interiors, Inc.	21,339	589,170
Installed Building Products, Inc.	21,940	2,432,707
iRobot Corp.*(a)	27,510	3,361,172
La-Z-Boy, Inc.(a)	45,121	1,916,740
LGI Homes, Inc.*	21,520	3,213,151
M/I Homes, Inc.*	28,400	1,677,588
MDC Holdings, Inc.	53,972	3,205,937
Meritage Homes Corp.*	36,567	3,361,239
Tupperware Brands Corp.*	47,930	1,265,831
Universal Electronics, Inc.*	13,504	742,315
		25,361,865
Household Products — 0.7%
Central Garden & Pet Co.*	9,540	553,415
Central Garden & Pet Co. (Class A Stock)*	38,258	1,985,208

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
WD-40 Co.(a)	13,399	$4,102,506
		6,641,129
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	34,950	1,339,633
Insurance — 2.4%
Ambac Financial Group, Inc.*	44,630	747,106
American Equity Investment Life Holding Co.	83,720	2,639,692
AMERISAFE, Inc.	18,824	1,204,736
Assured Guaranty Ltd.	74,660	3,156,625
eHealth, Inc.*(a)	25,291	1,839,414
Employers Holdings, Inc.	27,705	1,192,977
HCI Group, Inc.	6,090	467,834
Horace Mann Educators Corp.	40,400	1,745,684
James River Group Holdings Ltd.	29,970	1,367,231
Palomar Holdings, Inc.*	21,140	1,417,226
ProAssurance Corp.	52,496	1,404,793
Safety Insurance Group, Inc.	13,850	1,166,862
SiriusPoint Ltd. (Bermuda)*	82,960	843,703
Stewart Information Services Corp.	26,092	1,357,567
Trupanion, Inc.*(a)	32,410	2,469,966
United Fire Group, Inc.	20,971	729,791
United Insurance Holdings Corp.	19,820	142,902
Universal Insurance Holdings, Inc.	27,490	394,207
		24,288,316
Interactive Media & Services — 0.1%
QuinStreet, Inc.*	47,660	967,498
Internet & Direct Marketing Retail — 0.7%
Liquidity Services, Inc.*	26,070	484,381
PetMed Express, Inc.(a)	19,691	692,631
Shutterstock, Inc.	21,550	1,918,812
Stamps.com, Inc.*(a)	17,910	3,573,224
		6,669,048
IT Services — 1.7%
BM Technologies, Inc.(original cost $54,525; purchased 12/17/20)*^(f)	4,362	46,947
Cardtronics PLC (Class A Stock)*	35,220	1,366,536
CSG Systems International, Inc.	31,804	1,427,682
EVERTEC, Inc. (Puerto Rico)	58,360	2,172,159
ExlService Holdings, Inc.*	32,720	2,950,035
NIC, Inc.	65,470	2,221,397
Perficient, Inc.*(a)	32,184	1,889,845
Sykes Enterprises, Inc.*	38,630	1,702,810
TTEC Holdings, Inc.	17,847	1,792,731
Unisys Corp.*(a)	61,410	1,561,042
		17,131,184
Leisure Products — 0.5%
Callaway Golf Co.	91,850	2,456,988
Sturm Ruger & Co., Inc.(a)	17,177	1,134,884
Vista Outdoor, Inc.*	56,840	1,822,859
		5,414,731
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.7%
Luminex Corp.	42,300	$1,349,370
NeoGenomics, Inc.*(a)	114,020	5,499,185
		6,848,555
Machinery — 5.6%
Alamo Group, Inc.	9,670	1,509,971
Albany International Corp. (Class A Stock)	29,954	2,500,260
Astec Industries, Inc.	22,040	1,662,257
Barnes Group, Inc.	45,416	2,249,909
Chart Industries, Inc.*	34,750	4,946,663
CIRCOR International, Inc.*	19,428	676,483
Enerpac Tool Group Corp.	58,354	1,524,206
EnPro Industries, Inc.	20,138	1,717,167
ESCO Technologies, Inc.	25,391	2,764,826
Federal Signal Corp.	59,010	2,260,083
Franklin Electric Co., Inc.	37,410	2,953,145
Greenbrier Cos., Inc. (The)(a)	31,980	1,510,096
Hillenbrand, Inc.	73,168	3,490,845
John Bean Technologies Corp.	30,967	4,129,140
Lindsay Corp.	10,639	1,772,670
Lydall, Inc.*	16,606	560,286
Meritor, Inc.*	70,700	2,079,994
Mueller Industries, Inc.	55,658	2,301,458
Proto Labs, Inc.*	26,920	3,277,510
SPX Corp.*	43,970	2,562,132
SPX FLOW, Inc.	41,110	2,603,496
Standex International Corp.	12,100	1,156,397
Tennant Co.	18,130	1,448,406
Titan International, Inc.*	48,750	452,400
Wabash National Corp.(a)	50,700	953,160
Watts Water Technologies, Inc. (Class A Stock)(a)	26,791	3,183,039
		56,245,999
Marine — 0.4%
Matson, Inc.	42,340	2,824,078
SEACOR Holdings, Inc.*(a)	18,641	759,621
		3,583,699
Media — 0.7%
AMC Networks, Inc. (Class A Stock)*(a)	29,230	1,553,866
EW Scripps Co. (The) (Class A Stock)(a)	55,781	1,074,900
Gannett Co., Inc.*(a)	128,660	692,191
Meredith Corp.*(a)	39,510	1,176,608
Scholastic Corp.	29,190	878,911
TechTarget, Inc.*(a)	23,040	1,600,128
		6,976,604
Metals & Mining — 1.3%
Allegheny Technologies, Inc.*	123,590	2,602,805
Arconic Corp.*	95,390	2,421,952
Carpenter Technology Corp.	46,810	1,926,232
Century Aluminum Co.*	49,143	867,865
Haynes International, Inc.	12,370	367,018

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Kaiser Aluminum Corp.	15,480	$1,710,540
Materion Corp.	19,798	1,311,420
Olympic Steel, Inc.	8,838	260,279
SunCoke Energy, Inc.	80,400	563,604
TimkenSteel Corp.*(a)	36,630	430,403
Warrior Met Coal, Inc.	49,880	854,444
		13,316,562
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	125,380	1,751,558
ARMOUR Residential REIT, Inc.(a)	63,350	772,870
Capstead Mortgage Corp.	93,960	585,371
Granite Point Mortgage Trust, Inc.	53,590	641,472
Invesco Mortgage Capital, Inc.(a)	224,880	901,769
KKR Real Estate Finance Trust, Inc.(a)	26,350	484,576
New York Mortgage Trust, Inc.(a)	369,880	1,653,364
PennyMac Mortgage Investment Trust	95,430	1,870,428
Ready Capital Corp.(a)	56,783	762,028
Redwood Trust, Inc.	109,260	1,137,397
		10,560,833
Multiline Retail — 0.7%
Big Lots, Inc.(a)	32,910	2,247,753
Macy’s, Inc.*(a)	302,680	4,900,389
		7,148,142
Multi-Utilities — 0.3%
Avista Corp.	67,533	3,224,701
Oil, Gas & Consumable Fuels — 2.3%
Bonanza Creek Energy, Inc.*(a)	18,090	646,356
Callon Petroleum Co.*(a)	44,980	1,733,979
CONSOL Energy, Inc.*	29,180	283,630
Dorian LPG Ltd.*	26,440	347,157
Green Plains, Inc.*(a)	41,090	1,112,306
Laredo Petroleum, Inc.*(a)	8,812	264,889
Matador Resources Co.(a)	106,980	2,508,681
Par Pacific Holdings, Inc.*	38,820	548,138
PBF Energy, Inc. (Class A Stock)*(a)	93,640	1,325,006
PDC Energy, Inc.*(a)	97,268	3,346,019
Penn Virginia Corp.*	14,670	196,578
Range Resources Corp.*(a)	252,050	2,603,677
Renewable Energy Group, Inc.*(a)	43,260	2,856,890
REX American Resources Corp.*	5,160	434,317
SM Energy Co.	104,000	1,702,480
Southwestern Energy Co.*	631,170	2,934,940
Talos Energy, Inc.*(a)	30,670	369,267
		23,214,310
Paper & Forest Products — 0.4%
Clearwater Paper Corp.*	16,250	611,325
Glatfelter Corp.	43,170	740,365
Mercer International, Inc. (Germany)	38,320	551,425
Neenah, Inc.	16,478	846,640
Schweitzer-Mauduit International, Inc.	30,606	1,498,776
		4,248,531
	Shares	Value
Common Stocks (continued)
Personal Products — 0.8%
Edgewell Personal Care Co.	52,930	$2,096,028
elf Beauty, Inc.*	37,450	1,004,783
Inter Parfums, Inc.	17,340	1,229,926
Medifast, Inc.	11,530	2,442,285
USANA Health Sciences, Inc.*(a)	11,640	1,136,064
		7,909,086
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals, Inc.*(a)	35,550	651,276
ANI Pharmaceuticals, Inc.*	9,440	341,161
Collegium Pharmaceutical, Inc.*(a)	33,800	801,060
Corcept Therapeutics, Inc.*(a)	102,920	2,448,467
Endo International PLC*	224,670	1,664,805
Innoviva, Inc.*	61,180	731,101
Lannett Co., Inc.*	32,600	172,128
Pacira BioSciences, Inc.*	42,760	2,997,048
Phibro Animal Health Corp. (Class A Stock)	19,640	479,216
Prestige Consumer Healthcare, Inc.*	48,610	2,142,729
Supernus Pharmaceuticals, Inc.*	51,550	1,349,579
		13,778,570
Professional Services — 1.4%
Exponent, Inc.	50,510	4,922,199
Forrester Research, Inc.*	10,722	455,471
Heidrick & Struggles International, Inc.	18,804	671,679
Kelly Services, Inc. (Class A Stock)*	32,509	723,975
Korn Ferry	52,660	3,284,404
ManTech International Corp. (Class A Stock)	26,650	2,317,218
Resources Connection, Inc.	29,510	399,565
TrueBlue, Inc.*	34,498	759,646
		13,534,157
Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.*	23,380	787,906
RE/MAX Holdings, Inc. (Class A Stock)	18,170	715,716
Realogy Holdings Corp.*	112,550	1,702,882
St. Joe Co. (The)	30,400	1,304,160
		4,510,664
Road & Rail — 1.0%
ArcBest Corp.	24,765	1,742,713
Heartland Express, Inc.	47,498	930,011
Marten Transport Ltd.	57,225	971,108
Saia, Inc.*	25,770	5,942,047
		9,585,879
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.(a)	37,347	4,077,172
Axcelis Technologies, Inc.*(a)	32,880	1,351,039
CEVA, Inc.*	22,230	1,248,215
Cohu, Inc.*	45,947	1,922,423
Diodes, Inc.*	41,030	3,275,835
DSP Group, Inc.*	21,388	304,779
FormFactor, Inc.*	75,810	3,419,789
Ichor Holdings Ltd.*	27,370	1,472,506

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Kulicke & Soffa Industries, Inc. (Singapore)	60,512	$2,971,744
MaxLinear, Inc.*	66,100	2,252,688
Onto Innovation, Inc.*	47,597	3,127,599
PDF Solutions, Inc.*	28,420	505,308
Photronics, Inc.*	61,720	793,719
Power Integrations, Inc.	58,640	4,777,987
Rambus, Inc.*	108,910	2,117,210
SMART Global Holdings, Inc.*(a)	13,820	635,996
Ultra Clean Holdings, Inc.*	39,610	2,298,965
Veeco Instruments, Inc.*	48,403	1,003,878
		37,556,852
Software — 2.7%
8x8, Inc.*	104,760	3,398,414
Agilysys, Inc.*	19,802	949,704
Alarm.com Holdings, Inc.*	43,990	3,799,856
Bottomline Technologies DE, Inc.*	37,910	1,715,428
Ebix, Inc.(a)	22,887	733,071
LivePerson, Inc.*(a)	61,460	3,241,400
MicroStrategy, Inc. (Class A Stock)*(a)	7,470	5,070,636
OneSpan, Inc.*	33,010	808,745
Progress Software Corp.	43,177	1,902,379
SPS Commerce, Inc.*	34,780	3,454,002
Xperi Holding Corp.	102,125	2,223,261
		27,296,896
Specialty Retail — 5.6%
Aaron’s Co., Inc. (The)	33,280	854,630
Abercrombie & Fitch Co. (Class A Stock)*(a)	60,830	2,087,077
America’s Car-Mart, Inc.*	6,020	917,267
Asbury Automotive Group, Inc.*(a)	18,920	3,717,780
Barnes & Noble Education, Inc.*	29,376	239,121
Bed Bath & Beyond, Inc.*(a)	118,150	3,444,072
Boot Barn Holdings, Inc.*	28,290	1,762,750
Buckle, Inc. (The)(a)	27,999	1,099,801
Caleres, Inc.	36,854	803,417
Cato Corp. (The) (Class A Stock)*	19,053	228,636
Chico’s FAS, Inc.*	115,850	383,464
Children’s Place, Inc. (The)*(a)	14,285	995,664
Conn’s, Inc.*(a)	18,700	363,715
Designer Brands, Inc. (Class A Stock)*	57,290	996,846
GameStop Corp. (Class A Stock)*(a)	53,370	10,130,693
Genesco, Inc.*	13,942	662,245
Group 1 Automotive, Inc.(a)	16,654	2,627,835
Guess?, Inc.(a)	36,540	858,690
Haverty Furniture Cos., Inc.(a)	16,351	608,094
Hibbett Sports, Inc.*(a)	16,246	1,119,187
Lumber Liquidators Holdings, Inc.*	28,122	706,425
MarineMax, Inc.*(a)	21,572	1,064,794
Michaels Cos., Inc. (The)*	69,030	1,514,518
Monro, Inc.(a)	32,572	2,143,238
ODP Corp. (The)*	52,245	2,261,686
Rent-A-Center, Inc.	47,740	2,752,688
Sally Beauty Holdings, Inc.*(a)	109,970	2,213,696
Shoe Carnival, Inc.(a)	8,420	521,030
Signet Jewelers Ltd.*(a)	51,030	2,958,719
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sleep Number Corp.*(a)	24,740	$3,549,943
Sonic Automotive, Inc. (Class A Stock)(a)	22,797	1,130,047
Zumiez, Inc.*	20,350	873,015
		55,590,783
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.*(a)	121,010	3,320,514
Diebold Nixdorf, Inc.*	76,150	1,076,000
		4,396,514
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.*	63,813	5,133,756
Fossil Group, Inc.*(a)	45,430	563,332
G-III Apparel Group Ltd.*	42,400	1,277,936
Kontoor Brands, Inc.	45,850	2,225,100
Movado Group, Inc.	16,167	459,951
Oxford Industries, Inc.(a)	16,526	1,444,703
Steven Madden Ltd.	75,435	2,810,708
Unifi, Inc.*	14,580	401,825
Vera Bradley, Inc.*	21,350	215,635
Wolverine World Wide, Inc.	80,384	3,080,315
		17,613,261
Thrifts & Mortgage Finance — 2.3%
Axos Financial, Inc.*(a)	50,080	2,354,261
Capitol Federal Financial, Inc.	125,800	1,666,221
Flagstar Bancorp, Inc.	46,210	2,084,071
HomeStreet, Inc.	21,230	935,606
Meta Financial Group, Inc.	31,420	1,423,640
Mr. Cooper Group, Inc.*(a)	68,880	2,394,269
NMI Holdings, Inc. (Class A Stock)*	83,150	1,965,666
Northfield Bancorp, Inc.	45,690	727,385
Northwest Bancshares, Inc.	123,710	1,787,609
Provident Financial Services, Inc.	70,510	1,570,963
TrustCo Bank Corp.	93,535	689,353
Walker & Dunlop, Inc.	28,620	2,940,419
WSFS Financial Corp.	46,290	2,304,779
		22,844,242
Tobacco — 0.3%
Universal Corp.	23,900	1,409,861
Vector Group Ltd.	124,722	1,739,872
		3,149,733
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	37,798	3,446,044
Boise Cascade Co.	38,230	2,287,301
DXP Enterprises, Inc.*	15,970	481,815
GMS, Inc.*	41,740	1,742,645
NOW, Inc.*	106,850	1,078,116
Veritiv Corp.*	12,190	518,562
		9,554,483
Water Utilities — 0.5%
American States Water Co.	35,972	2,720,203

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
California Water Service Group	49,100	$2,766,294
		5,486,497
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	48,680	2,376,071
Spok Holdings, Inc.	17,120	179,589
		2,555,660

Total Common Stocks (cost $544,840,299)		993,965,664
Exchange-Traded Fund — 0.2%
iShares Core S&P Small-Cap ETF(a)	18,400	1,996,952
(cost $1,268,922)

Total Long-Term Investments (cost $546,109,221)		995,962,616
Short-Term Investments — 20.4%
Affiliated Mutual Funds — 20.4%
PGIM Core Ultra Short Bond Fund(wa)	5,540,257	5,540,257
PGIM Institutional Money Market Fund (cost $197,729,796; includes $197,708,801 of cash collateral for securities on loan)(b)(wa)	198,019,441	197,920,431

Total Affiliated Mutual Funds (cost $203,270,053)		203,460,688

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.0%
U.S. Treasury Bills
0.035%	06/17/21	100	99,998
0.040%	09/16/21	250	249,974

Total U.S. Treasury Obligations (cost $349,946)				349,972

Total Short-Term Investments (cost $203,619,999)				203,810,660

TOTAL INVESTMENTS—119.9% (cost $749,729,220)				1,199,773,276

Liabilities in excess of other assets(z) — (19.9)%				(199,533,885)

Net Assets — 100.0%				$1,000,239,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $46,947 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,939,293; cash collateral of $197,708,801 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $54,525. The aggregate value of $46,947 is 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
33	Russell 2000 E-Mini Index	Jun. 2021	$3,667,125	$(85,021)
A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9